SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details)		6 Months Ended
		Mar. 31, 2026 USD ($)		Mar. 31, 2026 CNY (¥)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)		Mar. 31, 2026 CNY (¥)		Sep. 30, 2025 CNY (¥)
Concentration Risk [Line Items]
Concentration of customers amount, revenue | ¥				¥ 844,757			¥ 255,740
Concentration of customers amount, accounts receivable		$ 1,178,646							¥ 8,130,297		¥ 14,723,857
Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue		9,247,985
Concentration of customers amount, accounts receivable		455,188
Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue		2,983,183
Concentration of customers amount, accounts receivable		165,474
Customer C [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue		2,469,327
Concentration of customers amount, accounts receivable		160,327
Customer D [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue	[1]
Concentration of customers amount, accounts receivable	[1]
Supplier A [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount		1,509,081
Supplier B [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount	[1]
Supplier C [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount	[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue | ¥				63,792,598			42,257,767
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue | ¥				20,577,998			34,440,743
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue | ¥				17,033,418				[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of customers amount, revenue			[1]			$ 10,051,313
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers amount, accounts receivable | ¥									3,139,888		6,237,484
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers amount, accounts receivable | ¥									1,141,440			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of customers amount, accounts receivable | ¥									1,105,933		3,486,135
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of customers amount, accounts receivable | ¥										[1]	¥ 3,177,983
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount | ¥				10,409,641			18,600,197
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount | ¥					[1]		10,377,124
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount | ¥					[1]		¥ 7,641,441

[1]	Represents less than 10%